As filed with the Securities and Exchange Commission on
February 19, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 55	/ X /
and	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 51	/ X /
(Check appropriate box or boxes)	----

PUTNAM MONEY MARKET FUND

Registration No. 2-55091
811-02608
(Exact name of registrant as specified in charter)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 39	/ X /
and	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 41	/ X /
(Check appropriate box or boxes)	----

PUTNAM TAX EXEMPT MONEY MARKET FUND

Registration No. 33-15238
811-05215
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrants' Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

/ /	immediately upon filing pursuant to paragraph (b)

/X/	on January 30, 2016 pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a) (1)

/ /	on (date) pursuant to paragraph (a) (1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President
PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19 th day of February, 2016.

PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET
FUND

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Principal Executive
Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and
Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By:/s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 19, 2016

*Signed pursuant to power of attorney filed in - Post-
Effective Amendment No. 48 to the Money Market
Fund’s Registration Statement and Post-Effective
Amendment No. 32 to the Tax Exempt Money
Market Fund’s Registration Statement on January 28,
2013.